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Schedules of Investments
(unaudited)
Putnam International Value Fund 2
Putnam Small Cap Growth Fund 8
Notes to Schedules of Investments 12

Putnam Funds Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam International Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.9%
Aerospace & Defense 2.3%
Airbus SE ......................................... France 61,177 $ 11,566,917
Thales SA ......................................... France 43,194 12,666,432
24,233,349
Air Freight & Logistics 1.0%
Deutsche Post AG ................................... Germany 202,301 10,662,665
Automobiles 0.3%
Stellantis NV ....................................... United States 490,145 3,542,564
Banks 24.8%
AIB Group plc ...................................... Ireland 2,053,106 21,917,140
ANZ Group Holdings Ltd. ............................. Australia 620,619 15,605,619
Barclays plc ....................................... United Kingdom 5,872,485 30,733,555
BNP Paribas SA .................................... France 315,930 30,096,636
CaixaBank SA ...................................... Spain 1,945,291 23,319,484
HSBC Holdings plc .................................. United Kingdom 2,515,205 41,306,189
ING Groep NV ..................................... Netherlands 1,401,788 36,385,764
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 2,154,100 36,477,389
Resona Holdings, Inc. ................................ Japan 1,139,400 12,997,987
Sumitomo Mitsui Financial Group, Inc. .................... Japan 763,000 25,087,688
273,927,451
Beverages 2.1%
Asahi Group Holdings Ltd. ............................. Japan 796,800 7,955,753
Carlsberg A/S , B .................................... Denmark 119,903 14,896,073
22,851,826
Biotechnology 0.7%
a
Argenx SE ........................................ Netherlands 10,757 7,806,775
Broadline Retail 0.4%
Pan Pacific International Holdings Corp. .................. Japan 696,100 4,246,387
Building Products 1.0%
Cie de Saint-Gobain SA .............................. France 137,970 11,423,149
Capital Markets 1.9%
London Stock Exchange Group plc ...................... United Kingdom 81,048 9,570,777
Partners Group Holding AG ............................ Switzerland 10,426 11,237,569
20,808,346
Chemicals 0.5%
LANXESS AG ...................................... Germany 251,822 5,567,544
Construction Materials 1.9%
CRH plc .......................................... United States 196,217 20,528,324
Consumer Staples Distribution & Retail 2.4%
MatsukiyoCocokara & Co. ............................. Japan 553,800 8,814,460
Tesco plc ......................................... United Kingdom 2,764,901 17,377,489
26,191,949
Diversified REITs 0.6%
Mirvac Group ...................................... Australia 4,916,818 6,075,040
Diversified Telecommunication Services 3.0%
Deutsche Telekom AG ................................ Germany 491,083 18,328,822
Telstra Group Ltd. ................................... Australia 4,059,431 14,985,833
33,314,655

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 2.0%
Enel SpA ......................................... Italy 1,976,715 $ 21,611,088
Electrical Equipment 1.2%
ABB Ltd. .......................................... Switzerland 162,893 13,244,499
Food Products 0.9%
Yamazaki Baking Co. Ltd. ............................. Japan 461,900 10,324,877
Health Care Equipment & Supplies 1.9%
Hoya Corp. ........................................ Japan 122,700 21,271,325
Hotels, Restaurants & Leisure 0.5%
Compass Group plc ................................. United Kingdom 216,827 6,049,675
Household Durables 1.7%
Cairn Homes plc .................................... Ireland 3,833,051 9,425,718
Sony Group Corp. ................................... Japan 463,100 9,652,271
19,077,989
Industrial Conglomerates 1.5%
Siemens AG ....................................... Germany 66,619 16,230,659
Industrial REITs 0.8%
Segro plc ......................................... United Kingdom 1,031,532 8,842,871
Insurance 8.8%
ASR Nederland NV .................................. Netherlands 275,296 18,953,263
AXA SA ........................................... France 532,654 24,476,283
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 32,052 20,242,162
Prudential plc ...................................... Hong Kong 955,724 13,287,541
QBE Insurance Group Ltd. ............................ Australia 1,459,817 21,542,170
98,501,419
Machinery 2.6%
a
Alstom SA ......................................... France 743,323 21,257,721
Minebea Mitsumi, Inc. ................................ Japan 466,800 7,751,255
29,008,976
Metals & Mining 2.6%
Anglo American plc .................................. South Africa 130,915 5,620,914
Glencore plc ....................................... Australia 2,936,128 22,237,864
Valterra Platinum Ltd. ................................ South Africa 12,344 1,014,238
28,873,016
Multi-Utilities 1.4%
E.ON SE .......................................... Germany 729,846 15,984,700
Oil, Gas & Consumable Fuels 8.1%
Cenovus Energy, Inc. ................................ Canada 1,054,819 27,995,052
Shell plc .......................................... United States 1,332,828 61,729,985
89,725,037
Passenger Airlines 1.2%
Qantas Airways Ltd. ................................. Australia 2,256,129 13,253,069
Personal Care Products 1.6%
Unilever plc ........................................ United Kingdom 313,838 17,719,171
Pharmaceuticals 4.9%
AstraZeneca plc .................................... United Kingdom 60,860 11,900,564
Bayer AG ......................................... Germany 305,327 14,129,993
Novo Nordisk A/S , B ................................. Denmark 224,575 8,218,209

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Sanofi SA ......................................... United States 207,133 $ 20,002,798
54,251,564
Semiconductors & Semiconductor Equipment 1.2%
STMicroelectronics NV ............................... Singapore 394,769 13,433,441
Specialty Retail 1.0%
Industria de Diseno Textil SA ........................... Spain 184,392 10,733,236
Textiles, Apparel & Luxury Goods 1.4%
Asics Corp. ........................................ Japan 568,000 15,270,746
Tobacco 1.3%
Imperial Brands plc .................................. United Kingdom 354,767 14,385,027
Trading Companies & Distributors 5.6%
Ferguson Enterprises, Inc. ............................ United States 47,379 11,032,107
ITOCHU Corp. ..................................... Japan 1,028,700 13,085,570
Mitsubishi Corp. .................................... Japan 939,600 32,233,888
Sunbelt Rentals Holdings, Inc. .......................... United States 93,417 5,959,197
62,310,762
Wireless Telecommunication Services 1.8%
KDDI Corp. ........................................ Japan 548,900 9,345,972
Vodafone Group plc ................................. United Kingdom 7,398,839 11,160,053
20,506,025
Total Common Stocks (Cost $ 820,186,677 ) ...................................
1,071,789,196
Short Term Investments 2.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.3%
b ,c
U.S. Treasury Bills ,
3.47%, 4/23/26 ................................... United States 1,300,000 1,297,120
3.58%, 7/16/26 ................................... United States 3,000,000 2,968,391
4,265,511
Total U.S. Government and Agency Securities (Cost $ 4,266,085 ) ................
4,265,511
Shares
Management Investment Companies 1.7%
d,e
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 18,380,415 18,380,415
Total Management Investment Companies (Cost $ 18,380,415 ) ..................
18,380,415
Total Short Term Investments (Cost $ 22,646,500 ) ..............................
22,645,926
a
Total Investments (Cost $ 842,833,177 ) 98.9% .................................
$1,094,435,122
Other Assets, less Liabilities 1.1% ...........................................
11,548,949
Net Assets 100.0% .........................................................
$1,105,984,071
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
The rate shown represents the yield at period end.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At March 31, 2026 , the Fund had the following forward exchange contracts outstanding.
c
A portion or all of the security has been segregated as collateral for certain derivative contracts. At March 31, 2026, the aggregate value of these securities pledged amounted to $2,331,111, representing 0.2% of net assets.
d
See Note
3
regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Sell 1,558,400 1,041,214 4/15/26 $ — $ (33,824)
Australian Dollar .... CITI Buy 11,927,100 8,146,880 4/15/26 134,656 (53,812)
Australian Dollar .... GSCO Sell 8,534,500 5,701,729 4/15/26 — (185,663)
Australian Dollar .... HSBK Buy 4,795,700 3,222,763 4/15/26 85,476 —
Australian Dollar .... JPHQ Buy 5,070,700 3,388,022 4/15/26 109,921 —
Australian Dollar .... MSCO Sell 15,940,800 10,712,234 4/15/26 — (284,279)
Australian Dollar .... SSBT Buy 7,776,300 5,225,961 4/15/26 138,398 —
Australian Dollar .... TDOM Buy 1,944,300 1,306,628 4/15/26 34,617 —
Australian Dollar .... TDOM Sell 1,288,200 866,592 4/15/26 — (22,053)
Australian Dollar .... UBSW Sell 3,834,900 2,577,022 4/15/26 — (68,424)
Australian Dollar .... WPAC Buy 3,103,900 2,073,778 4/15/26 67,399 —
Canadian Dollar .... BOFA Sell 2,805,000 2,027,525 4/15/26 9,973 —
Canadian Dollar .... BZWS Sell 4,091,500 2,957,482 4/15/26 14,588 —
Canadian Dollar .... CITI Sell 14,820,300 10,795,631 4/15/26 143,047 (7,215)
Canadian Dollar .... GSCO Sell 1,031,400 745,509 4/15/26 3,653 —
Canadian Dollar .... HSBK Sell 1,645,900 1,191,012 4/15/26 7,165 —
Canadian Dollar .... JPHQ Sell 1,745,300 1,261,513 4/15/26 6,171 —
Canadian Dollar .... MSCO Sell 3,710,600 2,685,049 4/15/26 16,125 —
Canadian Dollar .... SSBT Sell 2,521,800 1,824,769 4/15/26 10,914 —
Canadian Dollar .... TDOM Sell 1,860,300 1,347,971 4/15/26 9,914 —
Canadian Dollar .... UBSW Sell 2,329,200 1,685,388 4/15/26 10,064 —
Canadian Dollar .... WPAC Sell 2,681,800 1,938,480 4/15/26 9,542 —
Israeli New Shekel .. BOFA Buy 3,445,400 1,094,514 4/15/26 2,008 —
Israeli New Shekel .. CITI Buy 7,396,300 2,349,569 4/15/26 4,355 —
Israeli New Shekel .. GSCO Buy 3,763,700 1,195,687 4/15/26 2,137 —
Israeli New Shekel .. HSBK Buy 1,644,100 524,003 4/15/26 — (757)
Israeli New Shekel .. MSCO Buy 6,248,300 1,991,458 4/15/26 — (2,894)
Israeli New Shekel .. SSBT Buy 4,251,300 1,355,333 4/15/26 — (2,327)
Israeli New Shekel .. UBSW Buy 13,792,500 4,396,576 4/15/26 — (7,018)
New Zealand Dollar . JPHQ Buy 485,900 279,538 4/15/26 — (192)
New Zealand Dollar . WPAC Buy 1,251,800 720,152 4/15/26 — (487)
Chinese Yuan ...... BOFA Buy 7,927,500 1,150,078 5/13/26 4,451 —
Chinese Yuan ...... GSCO Sell 41,797,900 6,064,205 5/13/26 — (23,071)
Chinese Yuan ...... HSBK Buy 35,685,700 5,176,943 5/13/26 20,177 —
Hong Kong Dollar ... BOFA Buy 5,074,500 651,360 5/13/26 — (2,675)
Hong Kong Dollar ... BZWS Buy 11,922,300 1,530,005 5/13/26 — (5,949)
Hong Kong Dollar ... CITI Buy 5,113,200 656,136 5/13/26 — (2,503)
Hong Kong Dollar ... GSCO Buy 27,196,700 3,490,465 5/13/26 — (13,847)
Hong Kong Dollar ... HSBK Buy 25,377,500 3,256,532 5/13/26 — (12,466)
Hong Kong Dollar ... SSBT Buy 81,153,300 10,415,245 5/13/26 — (41,227)
Hong Kong Dollar ... TDOM Buy 25,912,600 3,325,624 5/13/26 — (13,156)
Japanese Yen ...... BOFA Buy 645,205,900 4,145,235 5/13/26 — (64,456)
Japanese Yen ...... BZWS Buy 703,474,800 4,519,408 5/13/26 — (70,091)
Japanese Yen ...... CITI Buy 1,407,955,100 8,994,057 5/13/26 12,981 (102,045)
Japanese Yen ...... GSCO Buy 3,123,139,700 20,065,595 5/13/26 — (312,452)
Japanese Yen ...... GSCO Sell 659,073,200 4,182,398 5/13/26 13,911 —
Japanese Yen ...... HSBK Buy 1,158,178,100 7,441,032 5/13/26 — (115,821)
Japanese Yen ...... JPHQ Buy 2,288,908,800 14,705,854 5/13/26 — (229,030)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... MSCO Sell 69,760,600 448,194 5/13/26 $ 6,974 $ —
Japanese Yen ...... SSBT Sell 1,267,358,400 8,142,099 5/13/26 126,347 —
Japanese Yen ...... TDOM Buy 748,497,600 4,808,109 5/13/26 — (74,033)
Japanese Yen ...... UBSW Sell 1,909,519,900 12,267,580 5/13/26 190,303 —
Japanese Yen ...... WPAC Buy 204,734,200 1,315,333 5/13/26 — (20,436)
Singapore Dollar .... BOFA Buy 1,203,600 952,818 5/13/26 — (13,834)
Singapore Dollar .... CITI Buy 553,500 438,142 5/13/26 — (6,331)
Singapore Dollar .... GSCO Buy 13,145,900 10,406,536 5/13/26 — (150,812)
Singapore Dollar .... HSBK Buy 1,457,700 1,153,956 5/13/26 — (16,737)
Singapore Dollar .... JPHQ Buy 389,900 308,674 5/13/26 — (4,495)
Singapore Dollar .... MSCO Buy 2,385,500 1,888,607 5/13/26 — (27,569)
Singapore Dollar .... SSBT Buy 3,159,000 2,500,780 5/13/26 — (36,298)
Singapore Dollar .... TDOM Buy 589,200 466,361 5/13/26 — (6,698)
South Korean Won .. GSCO Sell 2,751,961,900 1,887,362 5/13/26 55,906 —
South Korean Won .. JPHQ Sell 2,113,870,600 1,449,634 5/13/26 42,834 —
South Korean Won .. MSCO Buy 4,857,415,500 3,331,643 5/13/26 — (98,989)
British Pound ...... BOFA Sell 11,277,300 14,928,608 6/17/26 5,422 —
British Pound ...... BZWS Sell 3,766,100 4,985,318 6/17/26 1,660 —
British Pound ...... CITI Buy 5,899,800 7,809,887 6/17/26 — (2,716)
British Pound ...... GSCO Buy 9,254,500 12,316,888 6/17/26 — (70,462)
British Pound ...... GSCO Sell 9,212,400 12,194,730 6/17/26 4,015 —
British Pound ...... HSBK Sell 15,488,300 20,599,362 6/17/26 103,784 —
British Pound ...... JPHQ Sell 5,939,700 7,917,210 6/17/26 57,240 —
British Pound ...... MSCO Buy 5,829,200 7,789,261 6/17/26 — (75,515)
British Pound ...... MSCO Sell 37,971,900 50,596,873 6/17/26 348,878 —
British Pound ...... SSBT Sell 1,287,600 1,712,545 6/17/26 8,672 —
British Pound ...... TDOM Sell 1,984,300 2,639,179 6/17/26 13,366 —
British Pound ...... UBSW Sell 3,362,900 4,472,734 6/17/26 22,628 —
British Pound ...... WPAC Buy 10,690,600 14,151,863 6/17/26 — (5,055)
Czech Koruna ...... BOFA Buy 19,303,700 903,104 6/17/26 6,772 —
Czech Koruna ...... MSCO Buy 26,622,600 1,255,040 6/17/26 — (190)
Danish Krone ...... BOFA Buy 6,195,100 953,899 6/17/26 8,438 —
Danish Krone ...... CITI Buy 38,908,900 6,027,554 6/17/26 27,338 (10,844)
Danish Krone ...... GSCO Sell 4,652,000 716,265 6/17/26 — (6,369)
Danish Krone ...... HSBK Buy 15,450,700 2,387,222 6/17/26 12,865 —
Danish Krone ...... JPHQ Buy 2,899,200 449,135 6/17/26 1,222 —
Danish Krone ...... MSCO Sell 169,830,600 26,305,474 6/17/26 — (75,742)
Danish Krone ...... SSBT Buy 14,037,700 2,168,953 6/17/26 11,641 —
Euro ............. BOFA Buy 138,200 158,855 6/17/26 1,445 —
Euro ............. BZWS Sell 1,408,500 1,619,014 6/17/26 — (14,728)
Euro ............. CITI Sell 5,324,100 6,119,867 6/17/26 — (55,644)
Euro ............. GSCO Buy 31,531,600 36,268,955 6/17/26 305,068 —
Euro ............. GSCO Sell 2,855,600 3,309,295 6/17/26 — (2,963)
Euro ............. HSBK Buy 12,865,900 14,839,683 6/17/26 83,686 —
Euro ............. JPHQ Buy 9,076,500 10,497,689 6/17/26 30,293 —
Euro ............. MSCO Buy 4,683,400 5,421,796 6/17/26 10,557 —
Euro ............. MSCO Sell 63,097,000 72,948,599 6/17/26 — (238,650)
Euro ............. SSBT Buy 22,759,400 26,251,762 6/17/26 147,241 —
Euro ............. TDOM Sell 10,768,800 12,421,865 6/17/26 — (69,044)
Euro ............. UBSW Sell 4,619,200 5,327,901 6/17/26 — (29,985)
Euro ............. WPAC Sell 15,070,100 17,322,357 6/17/26 — (157,701)
Norwegian Krone ... BOFA Sell 1,210,400 124,173 6/17/26 — (750)
Norwegian Krone ... BZWS Sell 14,012,200 1,437,377 6/17/26 — (8,796)
Norwegian Krone ... CITI Buy 31,383,900 3,219,514 6/17/26 19,560 —
Norwegian Krone ... GSCO Buy 13,069,000 1,340,720 6/17/26 8,108 —
Norwegian Krone ... MSCO Buy 63,926,200 6,607,869 6/17/26 — (10,164)
Norwegian Krone ... SSBT Sell 3,013,200 310,874 6/17/26 — (113)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam International Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 15 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swedish Krona ..... BOFA Buy 48,271,700 5,149,394 6/17/26 $ — $ (30,456)
Swedish Krona ..... BZWS Buy 13,568,600 1,447,441 6/17/26 — (8,568)
Swedish Krona ..... CITI Buy 80,530,700 8,590,772 6/17/26 — (50,953)
Swedish Krona ..... GSCO Buy 80,580,700 8,596,008 6/17/26 — (50,886)
Swedish Krona ..... GSCO Sell 29,046,400 3,127,437 6/17/26 47,233 —
Swedish Krona ..... HSBK Buy 25,298,900 2,717,142 6/17/26 — (34,338)
Swedish Krona ..... SSBT Buy 37,930,900 4,073,685 6/17/26 — (51,330)
Swedish Krona ..... TDOM Buy 37,762,900 4,055,839 6/17/26 — (51,299)
Swedish Krona ..... UBSW Buy 9,559,100 1,026,783 6/17/26 — (13,095)
Swedish Krona ..... WPAC Buy 7,265,200 775,008 6/17/26 — (4,576)
Swiss Franc ....... BOFA Buy 2,436,400 3,115,563 6/17/26 — (42,798)
Swiss Franc ....... BZWS Buy 2,897,400 3,705,518 6/17/26 — (51,345)
Swiss Franc ....... CITI Buy 522,400 668,026 6/17/26 — (9,180)
Swiss Franc ....... GSCO Buy 8,504,500 10,876,432 6/17/26 — (150,638)
Swiss Franc ....... HSBK Buy 9,580,100 12,266,312 6/17/26 — (183,981)
Swiss Franc ....... JPHQ Buy 7,195,400 9,233,297 6/17/26 — (158,527)
Swiss Franc ....... MSCO Buy 6,680,900 8,568,486 6/17/26 — (142,599)
Swiss Franc ....... MSCO Sell 3,485,800 4,452,258 6/17/26 56,001 —
Swiss Franc ....... SSBT Buy 12,949,300 16,579,391 6/17/26 — (247,857)
Swiss Franc ....... TDOM Buy 1,497,000 1,916,945 6/17/26 — (28,943)
Swiss Franc ....... UBSW Sell 2,191,500 2,805,971 6/17/26 42,072 —
Swiss Franc ....... WPAC Buy 6,180,200 7,903,271 6/17/26 — (108,862)
Total Forward Exchange Contracts ................................................... $2,679,212 $(4,389,628)
Net unrealized appreciation (depreciation) ............................................ $(1,710,416)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Funds Trust
Schedule of Investments (unaudited), March 31, 2026
Putnam Small Cap Growth Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.5%
Aerospace & Defense 7.9%
Carpenter Technology Corp. ........................... United States 199,436 $ 78,607,699
FTAI Aviation Ltd. ................................... United States 98,313 24,086,685
a
Kratos Defense & Security Solutions, Inc. ................. United States 487,074 34,343,588
a,b
Mercury Systems, Inc. ................................ United States 226,834 16,538,467
a
Rocket Lab Corp. ................................... United States 204,885 13,157,715
b
VSE Corp. ........................................ United States 252,910 46,636,604
213,370,758
Automobile Components 1.4%
b
Patrick Industries, Inc. ................................ United States 347,045 38,546,288
Banks 1.8%
a
Axos Financial, Inc. .................................. United States 308,900 26,284,301
a
Bancorp, Inc. (The) .................................. United States 391,133 21,015,576
47,299,877
Biotechnology 9.6%
a
ADMA Biologics, Inc. ................................. United States 1,384,347 12,472,967
a,b
Arrowhead Pharmaceuticals, Inc. ....................... United States 197,019 12,353,091
a
Ascendis Pharma A/S , ADR ........................... Denmark 103,216 23,608,596
a,b
Bridgebio Pharma, Inc. ............................... United States 430,723 31,985,490
a
CG oncology, Inc. ................................... United States 214,208 14,497,597
a
Halozyme Therapeutics, Inc. ........................... United States 545,072 35,228,003
a
Insmed, Inc. ....................................... United States 139,578 22,823,795
a,b
Kymera Therapeutics, Inc. ............................. United States 216,994 18,073,430
a,b
Madrigal Pharmaceuticals, Inc. ......................... United States 40,560 21,231,943
a
Nuvalent, Inc. , A .................................... United States 143,396 14,690,920
a
Protagonist Therapeutics, Inc. .......................... United States 38,827 4,092,366
a
Rhythm Pharmaceuticals, Inc. .......................... United States 276,855 24,078,079
a
Xenon Pharmaceuticals, Inc. ........................... Canada 354,797 20,631,446
255,767,723
Broadline Retail 0.6%
a
Ollie's Bargain Outlet Holdings, Inc. ...................... United States 184,372 16,969,599
Building Products 0.6%
a
Modine Manufacturing Co. ............................ United States 79,133 17,148,912
Capital Markets 2.6%
Perella Weinberg Partners , A ........................... United States 867,311 15,750,368
Piper Sandler Cos. .................................. United States 320,212 24,512,229
StepStone Group, Inc. , A .............................. United States 622,523 29,706,798
69,969,395
Commercial Services & Supplies 0.4%
a
Casella Waste Systems, Inc. , A ......................... United States 150,164 11,914,012
Communications Equipment 1.2%
a
Applied Optoelectronics, Inc. ........................... United States 36,414 3,080,260
a,b
Lumentum Holdings, Inc. .............................. United States 6,637 4,664,218
a
Viavi Solutions, Inc. .................................. United States 768,020 25,559,706
33,304,184
Construction & Engineering 9.6%
Comfort Systems USA, Inc. ............................ United States 63,204 87,157,684
a,b
Construction Partners, Inc. , A .......................... United States 370,355 41,153,848
a
Dycom Industries, Inc. ................................ United States 117,070 39,665,657
a,b
IES Holdings, Inc. ................................... United States 100,278 47,779,459
a
Legence Corp. , A ................................... United States 484,719 27,367,235

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Small Cap Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Construction & Engineering (continued)
a
Sterling Infrastructure, Inc. ............................ United States 43,031 $ 17,525,235
260,649,118
Consumer Finance 2.8%
a,b
Dave, Inc. ......................................... United States 81,386 14,168,489
a
Enova International, Inc. .............................. United States 300,619 40,833,079
FirstCash Holdings, Inc. .............................. United States 112,004 21,056,752
76,058,320
Consumer Staples Distribution & Retail 0.4%
PriceSmart, Inc. .................................... United States 62,961 9,475,631
Diversified Consumer Services 1.5%
a
Covista, Inc. ....................................... United States 360,130 41,504,983
Electrical Equipment 2.8%
a
Bloom Energy Corp. , A ............................... United States 480,211 65,063,788
a,b
Nextpower, Inc. , A ................................... United States 99,427 11,985,925
77,049,713
Electronic Equipment, Instruments & Components 6.5%
b
Advanced Energy Industries, Inc. ....................... United States 285,584 92,160,813
Bel Fuse, Inc. , B .................................... United States 54,881 10,865,340
a,b
Fabrinet .......................................... Thailand 111,529 58,164,604
a
Mirion Technologies, Inc. , A ............................ United States 712,146 13,238,794
174,429,551
Energy Equipment & Services 3.4%
Archrock, Inc. ...................................... United States 1,248,008 43,430,678
CES Energy Solutions Corp. ........................... Canada 1,946,822 25,764,498
Kodiak Gas Services, Inc. ............................. United States 231,479 13,499,855
Solaris Energy Infrastructure, Inc. , A ..................... United States 210,577 11,899,706
94,594,737
Health Care Equipment & Supplies 1.3%
a
Establishment Labs Holdings, Inc. ....................... Costa Rica 152,530 8,660,653
a
IRhythm Holdings, Inc. ............................... United States 63,747 7,523,421
a
Merit Medical Systems, Inc. ............................ United States 154,417 10,643,964
a
UFP Technologies, Inc. ............................... United States 48,925 9,471,880
36,299,918
Health Care Providers & Services 7.2%
a
BrightSpring Health Services, Inc. ....................... United States 715,677 30,494,997
Encompass Health Corp. ............................. United States 455,688 44,078,700
Ensign Group, Inc. (The) .............................. United States 327,838 66,059,357
a
GeneDx Holdings Corp. , A ............................. United States 225,955 14,510,830
a,b
Guardant Health, Inc. ................................ United States 294,420 27,195,575
a
RadNet, Inc. ....................................... United States 278,263 15,552,119
197,891,578
Hotels, Restaurants & Leisure 0.3%
Texas Roadhouse, Inc. , A ............................. United States 52,557 8,679,263
Household Durables 2.0%
a
Cavco Industries, Inc. ................................ United States 32,584 15,780,105
Installed Building Products, Inc. ......................... United States 138,896 36,828,274
52,608,379

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Small Cap Growth Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance 0.5%
Kinsale Capital Group, Inc. ............................ United States 39,413 $ 13,465,846
IT Services 2.2%
a,b
Applied Digital Corp. ................................. United States 604,073 14,340,693
a,b
DigitalOcean Holdings, Inc. ............................ United States 537,447 46,102,204
60,442,897
Life Sciences Tools & Services 1.5%
a
Medpace Holdings, Inc. ............................... United States 84,243 40,452,646
Machinery 8.3%
a
CECO Environmental Corp. ........................... United States 81,605 4,862,026
Crane Co. ......................................... United States 207,314 35,450,694
ESCO Technologies, Inc. .............................. United States 9,610 2,703,966
Federal Signal Corp. ................................. United States 362,724 39,224,973
JBT Marel Corp. .................................... United States 135,491 17,325,234
a
RBC Bearings, Inc. .................................. United States 143,461 77,916,538
a
SPX Technologies, Inc. ............................... United States 238,479 47,681,491
225,164,922
Metals & Mining 1.1%
a
Coeur Mining, Inc. ................................... United States 1,579,223 29,642,016
Oil, Gas & Consumable Fuels 0.5%
a,b
Energy Fuels, Inc. ................................... United States 684,693 12,495,647
Pharmaceuticals 1.5%
a
Axsome Therapeutics, Inc. ............................ United States 192,200 32,485,644
a
Tarsus Pharmaceuticals, Inc. ........................... United States 131,761 9,243,034
41,728,678
Professional Services 1.9%
a
Huron Consulting Group, Inc. .......................... United States 403,315 51,418,629
Real Estate Management & Development 0.9%
Colliers International Group, Inc. ........................ Canada 242,329 25,908,700
Semiconductors & Semiconductor Equipment 8.5%
a,b
Camtek Ltd. ....................................... Israel 178,272 27,027,818
a
Credo Technology Group Holding Ltd. .................... United States 312,059 29,292,978
a
FormFactor, Inc. .................................... United States 293,424 28,459,194
a,b
Nova Ltd. ......................................... Israel 195,179 84,762,336
a
Onto Innovation, Inc. ................................. United States 31,413 6,441,864
a,b
Rambus, Inc. ...................................... United States 142,660 12,273,040
a
Semtech Corp. ..................................... United States 208,766 16,052,018
a
SiTime Corp. ....................................... United States 74,047 25,572,132
229,881,380
Software 3.8%
a
ACI Worldwide, Inc. .................................. United States 865,624 35,499,240
a
Agilysys, Inc. ....................................... United States 215,363 15,320,924
a
Descartes Systems Group, Inc. (The) .................... Canada 364,465 26,081,115
InterDigital, Inc. ..................................... United States 63,328 19,125,056
a
Terawulf, Inc. ...................................... United States 285,158 4,114,830
100,141,165
Specialty Retail 3.2%
a
Aritzia, Inc. ........................................ Canada 590,860 48,216,826
a
Boot Barn Holdings, Inc. .............................. United States 246,786 36,119,599

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Small Cap Growth Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
a
Five Below, Inc. ..................................... United States 11,760 $ 2,686,925
87,023,350
Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc. ..................... United States 170,515 45,241,040
Total Common Stocks (Cost $ 1,835,195,231 ) ..................................
2,696,538,855
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,c
Blueprint Medicines Corp., CVR , 12/31/28 ................. United States 78,498 36,109
Total Rights (Cost $ 36,109 ) .................................................
36,109
Total Long Term Investments (Cost $ 1,835,231,340 ) ...........................
2,696,574,964
a
Short Term Investments 8.6%
a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 0.5%
d,e
Putnam Short Term Investment Fund , Class P , 3.821% ....... United States 14,381,440 14,381,440
Total Management Investment Companies (Cost $ 14,381,440 ) ..................
14,381,440
Investments from Cash Collateral Received for
Loaned Securities 8.1%
Money Market Funds 8.1%
d,e
Putnam Cash Collateral Pool, LLC , 3.882% ................ United States 219,773,753 219,773,753
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 219,773,753 ) ........................................................
219,773,753
Total Short Term Investments (Cost $ 234,155,193 ) .............................
234,155,193
a
Total Investments (Cost $ 2,069,386,533 ) 108.1% ..............................
$2,930,730,157
Other Assets, less Liabilities (8.1) % .........................................
(220,448,716)
Net Assets 100.0% .........................................................
$2,710,281,441
a a a
See Abbreviations on page 15 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2026.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of fourteen separate funds, two of which are included in this report (Funds). The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
March 31, 2026, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam International Value Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $36,640,630 $259,799,897 $(278,060,112) $— $— $18,380,415 18,380,415 $1,018,780
Total Affiliated Securities ... $36,640,630 $259,799,897 $(278,060,112) $— $— $18,380,415 $1,018,780
Putnam Small Cap Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.821% ...... $47,086,907 $385,477,361 $(418,182,828) $— $— $14,381,440 14,381,440 $675,202
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.882% ............. $164,675,548 $1,153,528,983 $(1,098,430,778) $— $— $219,773,753 219,773,753 $6,711,199
Total Affiliated Securities ... $211,762,455 $1,539,006,344 $(1,516,613,606) $— $— $234,155,193 $7,386,401
2. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam International Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ — $ 24,233,349 $ — $ 24,233,349
Air Freight & Logistics ................... — 10,662,665 — 10,662,665
Automobiles .......................... — 3,542,564 — 3,542,564
Banks ............................... — 273,927,451 — 273,927,451
Beverages ........................... 14,896,073 7,955,753 — 22,851,826
Biotechnology ......................... — 7,806,775 — 7,806,775
Broadline Retail ....................... — 4,246,387 — 4,246,387
Building Products ...................... — 11,423,149 — 11,423,149
Capital Markets ........................ — 20,808,346 — 20,808,346
Chemicals ........................... — 5,567,544 — 5,567,544
Construction Materials .................. — 20,528,324 — 20,528,324
Consumer Staples Distribution & Retail ...... 8,814,460 17,377,489 — 26,191,949
Diversified REITs ...................... — 6,075,040 — 6,075,040
Diversified Telecommunication Services ..... — 33,314,655 — 33,314,655
Electric Utilities ........................ — 21,611,088 — 21,611,088
Electrical Equipment .................... — 13,244,499 — 13,244,499
Food Products ........................ — 10,324,877 — 10,324,877
Health Care Equipment & Supplies ......... — 21,271,325 — 21,271,325
Hotels, Restaurants & Leisure ............. — 6,049,675 — 6,049,675
Household Durables .................... — 19,077,989 — 19,077,989
Industrial Conglomerates ................ — 16,230,659 — 16,230,659
Industrial REITs ....................... — 8,842,871 — 8,842,871
Insurance ............................ — 98,501,419 — 98,501,419
Machinery ............................ — 29,008,976 — 29,008,976
Metals & Mining ....................... — 28,873,016 — 28,873,016
Multi-Utilities .......................... — 15,984,700 — 15,984,700
Oil, Gas & Consumable Fuels ............. 27,995,052 61,729,985 — 89,725,037
Passenger Airlines ..................... — 13,253,069 — 13,253,069
Personal Care Products ................. — 17,719,171 — 17,719,171
Pharmaceuticals ....................... — 54,251,564 — 54,251,564
Semiconductors & Semiconductor Equipment . — 13,433,441 — 13,433,441
Specialty Retail ........................ — 10,733,236 — 10,733,236
Textiles, Apparel & Luxury Goods .......... — 15,270,746 — 15,270,746
Tobacco ............................. — 14,385,027 — 14,385,027
Trading Companies & Distributors .......... — 62,310,762 — 62,310,762

Putnam Funds Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Putnam International Value Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Wireless Telecommunication Services ....... $ — $ 20,506,025 $ — $ 20,506,025
Short Term Investments ................... 18,380,415 4,265,511 — 22,645,926
Total Investments in Securities ........... $70,086,000 $1,024,349,122
b
$— $1,094,435,122
Other Financial Instruments:
Forward Exchange Contracts ............... $— $2,679,212 $— $2,679,212
Total Other Financial Instruments ......... $— $2,679,212 $— $2,679,212
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $4,389,628 $— $4,389,628
Total Other Financial Instruments ......... $— $4,389,628 $— $4,389,628
Putnam Small Cap Growth Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... 2,696,538,855 — — 2,696,538,855
Rights ................................. — — 36,109 36,109
Short Term Investments ................... 14,381,440 219,773,753 — 234,155,193
Total Investments in Securities ........... $2,710,920,295 $219,773,753 $36,109 $2,930,730,157
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $1,020,083,611, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
CVR
Contingent Value Right
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.